DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2019
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information

	December 31,
	2018	2019
	RMB	RMB
Cash	1,376	211
Amounts due from Tarena International and its wholly-owned subsidiaries	34,331	39,464
Amounts due from a related party	4	4
Prepaid expenses and other current assets	617	2,269

Total current assets	36,328	41,948
Property and equipment, net	2,652	2,121
Long term investments, net	38,380	48,380
Deferred income tax assets	916	—
Right-of-use assets	—	7,083
Other non-current assets	333	363

Total assets	78,609	99,895
Accounts payable	—	282
Deferred revenue-current	—	51,808
Operating lease liabilities-current	—	2,574
Income taxes payable	3,398	2,049
Accrued expenses and other current liabilities	2,115	17,397
Amounts due to Tarena International and its wholly-owned subsidiaries	89,884	74,991
Amounts due to related parties	—	130

Total current liabilities	95,397	149,231
Deferred revenue-non current	—	215
Operating lease liabilities-non current	—	3,843
Other non-current liabilities	267	122
Total liabilities	95,664	153,411

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	—	4,232	32,013
Net loss	(11,597)	(16,900)	(37,565)
Net cash (used in) provided by operating activities	(2,996)	1,540	36,902
Net cash used in investing activities	(29,380)	(24,083)	(34,226)
Net cash provided by (used in) financing activities	32,040	23,625	(3,841)

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration

	Year Ended December 31,
	2017	2018	2019
Digital Arts	31.5%	28.7%	22.9%
Java	32.0%	18.3%	19.0%
K-12 Computer Programming	2.2%	7.1%	12.8%
Total	65.7%	54.1%	54.7%